UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

October 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Arizona Municipal Income Fund

Eaton Vance Connecticut Municipal Income Fund

Eaton Vance Minnesota Municipal Income Fund

Eaton Vance Municipal Opportunities Fund

Eaton Vance New Jersey Municipal Income Fund

Eaton Vance Pennsylvania Municipal Income Fund

Eaton Vance

Arizona Municipal Income Fund

October 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.4%

Security	Principal Amount (000’s omitted)	Value
Education — 10.4%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/36	$1,150	$1,360,933
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	1,000	1,160,520
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/39	1,500	1,771,515
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,723,215
Northern Arizona University, 5.00%, 6/1/38	1,000	1,175,500

		$7,191,683

Electric Utilities — 9.0%
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,500	$1,664,505
Pinal County Electrical District No. 3, 5.00%, 7/1/33(1)	1,000	1,171,570
Pinal County Electrical District No. 3, Prerefunded to 7/1/21, 5.25%, 7/1/36	1,000	1,184,500
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/33	1,000	1,081,240
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/39	1,000	1,078,110

		$6,179,925

Escrowed/Prerefunded — 6.5%
Arizona Board of Regents, (University of Arizona), Prerefunded to 6/1/18, 5.00%, 6/1/33	$1,500	$1,598,550
Arizona Transportation Board, Highway Revenue, Prerefunded to 7/1/18, 5.00%, 7/1/32	1,000	1,068,780
Arizona Water Infrastructure Finance Authority, Prerefunded to 10/1/20, 5.00%, 10/1/30	1,000	1,149,920
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	270	307,716
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	337,324

		$4,462,290

General Obligations — 7.8%
Chandler Unified School District No. 80, 4.00%, 7/1/33	$225	$246,125
Kyrene Elementary School District No. 28, Maricopa County, 5.50%, 7/1/30	200	247,278
Maricopa County Community College District, Prerefunded to 7/1/19, 3.00%, 7/1/23	785	826,951
Phoenix, 4.00%, 7/1/26	1,500	1,777,710
Tempe, 5.375%, 7/1/21	1,600	1,869,392
Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	395,164

		$5,362,620

Health Care – Miscellaneous — 0.6%
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), Prerefunded to 12/1/16, 6.25%, 12/1/36	$415	$420,756

		$420,756

Hospital — 10.9%
Arizona Health Facilities Authority, (Banner Health System), Prerefunded to 1/1/18, 5.00%, 1/1/35	$2,000	$2,092,420
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	1,665	1,927,637
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.25%, 7/1/32	1,000	1,020,720
Phoenix Industrial Development Authority, (Mayo Clinic), (SPA: Wells Fargo Bank N.A.), 0.47%, 11/15/52(2)	800	800,000
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	565,160
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,132,395

		$7,538,332

Industrial Development Revenue — 1.3%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$893,435

		$893,435

1

Security	Principal Amount (000’s omitted)	Value
Insured – Electric Utilities — 2.3%
Mesa Utility Systems, (NPFG), 5.00%, 7/1/23	$1,000	$1,225,880
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	348,813

		$1,574,693

Insured – Escrowed/Prerefunded — 0.8%
Glendale, Transportation Excise Tax Revenue, (NPFG), Prerefunded to 7/1/17, 4.50%, 7/1/32	$425	$435,617
Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	140	140,728

		$576,345

Insured – General Obligations — 6.9%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,467,096
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,324,898

		$4,791,994

Insured – Lease Revenue/Certificates of Participation — 3.3%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,245,542

		$2,245,542

Insured – Special Tax Revenue — 3.9%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$931,186
Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	1,250	1,478,212
Glendale, Transportation Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	155	158,395
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	630	120,601

		$2,688,394

Insured – Transportation — 4.3%
Pima County, Street and Highway Revenue, (AMBAC), Prerefunded to 7/1/17, 3.25%, 7/1/22	$700	$711,872
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,900	2,275,136

		$2,987,008

Insured – Water and Sewer — 1.3%
Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), Prerefunded to 7/1/17, 5.00%, 7/1/37	$885	$908,063

		$908,063

Other Revenue — 1.7%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,202,260

		$1,202,260

Senior Living/Life Care — 0.4%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$251,848

		$251,848

Special Tax Revenue — 16.5%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,113,120
Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	1,000	1,102,640
Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,000	1,174,590
Queen Creek, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,420,088
Scottsdale Municipal Property Corp., 5.00%, 7/1/30	2,500	3,112,750
Scottsdale Municipal Property Corp., 5.00%, 7/1/34	1,000	1,271,920
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	1,000	1,064,140
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	1,000	1,160,520

		$11,419,768

Transportation — 5.0%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,194,180
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,292,000

		$3,486,180

2

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 5.5%
Central Arizona Water Conservation District, 5.00%, 1/1/34	$1,000	$1,199,110
Gilbert Water Resources Municipal Property Corp., 4.00%, 7/1/36	750	828,412
Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	1,500	1,749,855

		$3,777,377

Total Tax-Exempt Investments — 98.4% (identified cost $62,029,769)		$67,958,513

Other Assets, Less Liabilities — 1.6%		$1,109,290

Net Assets — 100.0%		$69,067,803

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2016, 23.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 10.6% of total investments.

(1)	When-issued security.

(2)	Variable rate demand obligation that may be tendered at par on the same or next business day for payment. The stated interest rate, which generally resets daily, represents the rate in effect at October 31, 2016.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	35	Short	Dec-16	$(5,984,550)	$(5,695,156)	$289,394

						$289,394

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

SPA	-	Standby Bond Purchase Agreement

At October 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $289,394.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,938,095

Gross unrealized appreciation	$6,133,820
Gross unrealized depreciation	(113,402)

Net unrealized appreciation	$6,020,418

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$67,958,513	$—	$67,958,513
Total Investments	$—	$67,958,513	$—	$67,958,513
Futures Contracts	$289,394	$—	$—	$289,394
Total	$289,394	$67,958,513	$—	$68,247,907

The Fund held no investments or other financial instruments as of July 31, 2016 whose fair value was determined using Level 3 inputs. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Connecticut Municipal Income Fund

October 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.1%
Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,101,950
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,652,925

		$2,754,875

Education — 8.5%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$575,915
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,291,286
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,446,275
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	205	217,288
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,670,400
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,135,318
University of Connecticut, 5.00%, 11/15/29	1,000	1,179,510

		$7,515,992

Escrowed/Prerefunded — 5.1%
Connecticut Development Authority, (Alzheimers Resource Center), Prerefunded to 8/15/17, 5.50%, 8/15/27	$1,000	$1,037,020
Connecticut Health and Educational Facilities Authority, (Fairfield University), Prerefunded to 7/1/18, 5.00%, 7/1/34	795	849,815
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39	2,000	2,279,140
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	135	153,858
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	150	171,521

		$4,491,354

General Obligations — 16.6%
East Lyme, 4.00%, 7/15/22	$350	$385,980
East Lyme, 4.00%, 7/15/23	525	576,545
East Lyme, 4.25%, 7/15/24	250	275,455
Fairfield, 5.00%, 1/1/23	1,000	1,220,550
Greenwich, 4.00%, 7/15/29	450	513,041
Greenwich, 4.00%, 7/15/30	250	282,865
Greenwich, 4.00%, 7/15/32	400	446,260
North Haven, 5.00%, 7/15/23	1,475	1,809,087
North Haven, 5.00%, 7/15/25	1,490	1,868,624
Norwalk, 4.00%, 7/1/26	1,975	2,197,661
Redding, 5.50%, 10/15/18	400	435,968
Redding, 5.625%, 10/15/19	650	738,290
Stamford, 4.00%, 7/1/25	370	413,845
University of Connecticut, State General Obligation, 5.00%, 2/15/21	1,315	1,431,719
University of Connecticut, State General Obligation, 5.00%, 2/15/28	875	948,097
Wilton, 5.25%, 7/15/18	535	575,307
Wilton, 5.25%, 7/15/19	535	597,167

		$14,716,461

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 10.9%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$1,000	$1,094,520
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,135,400
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,000	1,035,270
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/34	2,000	2,360,180
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,114,580
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health Services Corp.), 5.00%, 7/1/34	1,520	1,788,204
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), Prerefunded to 7/1/20, 5.75%, 7/1/34	1,000	1,166,440

		$9,694,594

Industrial Development Revenue — 7.4%
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,750	$2,751,293
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	3,755	3,778,581

		$6,529,874

Insured-Education — 12.4%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,543,736
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,691,240
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	40	42,425
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	55	59,022
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), 5.00%, 7/1/28	500	570,615
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	4,535	5,050,992

		$10,958,030

Insured-Escrowed/Prerefunded — 5.9%
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), Prerefunded to 7/1/18, 5.00%, 7/1/37	$1,155	$1,234,637
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), Prerefunded to 7/1/18, 5.00%, 7/1/37	725	774,989
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), Prerefunded to 7/1/18, 5.75%, 7/1/33	2,000	2,162,680
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), Prerefunded to 7/1/18, 5.125%, 7/1/35	1,000	1,070,500

		$5,242,806

Insured-General Obligations — 7.7%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,075	$1,190,068
Bridgeport, (AGM), 5.00%, 8/15/32	1,270	1,506,525
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,136,340
Hartford, (AGC), 5.00%, 8/15/28	500	545,335
Hartford, (AGC), Prerefunded to 8/15/19, 5.00%, 8/15/28	500	555,305
Hartford, (AGM), 5.00%, 4/1/31	440	490,200
Hartford, (AGM), Prerefunded to 4/1/22, 5.00%, 4/1/31	185	221,574
New Haven, (AGM), 5.00%, 8/1/25	1,000	1,201,770

		$6,847,117

Insured-Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,085	$207,701

		$207,701

2

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 4.6%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$3,400	$4,071,296

		$4,071,296

Insured-Water and Sewer — 6.3%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,286,696
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,266,228

		$5,552,924

Special Tax Revenue — 2.7%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,375,780

		$2,375,780

Student Loan — 0.9%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$745	$786,683

		$786,683

Water and Sewer — 3.7%
Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,178,230
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,730,730
Stamford, (Water Pollution Control System), 5.00%, 9/15/29	200	244,578
Stamford, (Water Pollution Control System), 5.00%, 9/15/30	125	151,831

		$3,305,369

Total Tax-Exempt Investments — 96.0% (identified cost $77,579,734)		$85,050,856

Other Assets, Less Liabilities — 4.0%		$3,531,689

Net Assets — 100.0%		$88,582,545

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2016, 38.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 17.7% of total investments.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	9	Short	Dec-16	$(1,538,885)	$(1,464,469)	$74,416

						$74,416

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

At October 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

3

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $74,416.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$77,418,208

Gross unrealized appreciation	$7,682,001
Gross unrealized depreciation	(49,353)

Net unrealized appreciation	$7,632,648

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$85,050,856	$—	$85,050,856
Total Investments	$—	$85,050,856	$—	$85,050,856
Futures Contracts	$74,416	$—	$—	$74,416
Total	$74,416	$85,050,856	$—	$85,125,272

The Fund held no investments or other financial instruments as of July 31, 2016 whose fair value was determined using Level 3 inputs. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Minnesota Municipal Income Fund

October 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.7%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/29	$2,000	$2,506,900

		$2,506,900

Education — 13.6%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,000	$1,043,040
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,500	1,625,565
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	1,500	1,734,645
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,091,780
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/27	500	606,065
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,216,838
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	280	322,008
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/27	310	355,124
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	560	630,308
Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.00%, 10/1/35	500	548,450
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/29	1,815	2,190,505
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 4/1/35	750	877,605
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,097,700
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,583,753
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,676,829
University of Minnesota, 5.00%, 8/1/27	625	771,138
University of Minnesota, 5.00%, 12/1/36	500	572,025
University of Minnesota, 5.00%, 4/1/41	1,000	1,202,070
University of Minnesota, 5.125%, 4/1/34	1,000	1,096,230

		$20,241,678

Electric Utilities — 5.7%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,388,918
Chaska, Electric System Revenue, 5.00%, 10/1/30	550	660,742
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	412,836
Minnesota Municipal Power Agency, 4.75%, 10/1/32	500	515,510
Minnesota Municipal Power Agency, 5.00%, 10/1/33	250	292,285
Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	291,120
Minnesota Municipal Power Agency, 5.00%, 10/1/35	200	232,122
Northern Municipal Power Agency, 5.00%, 1/1/31	320	383,715
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	355	356,168
Rochester, Electric Utility Revenue, Prerefunded to 12/1/16, 5.00%, 12/1/30	645	647,316
Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	1,000	1,167,350
Western Minnesota Municipal Power Agency, 5.00%, 1/1/36	900	1,066,266

		$8,414,348

Escrowed/Prerefunded — 10.4%
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	$355	$386,560
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	645	702,340
Duluth, Prerefunded to 2/1/18, 5.00%, 2/1/34	2,000	2,104,620
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	270	307,716
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	337,324
Minneapolis, (National Marrow Donor Program), Prerefunded to 8/1/18, 4.875%, 8/1/25	1,000	1,069,420

1

Security	Principal Amount (000’s omitted)	Value
Minnesota Higher Education Facilities Authority, (University of St. Thomas), Prerefunded to 4/1/17, 5.25%, 4/1/39	$1,475	$1,503,084
Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	2,000	2,028,800
Minnesota Public Facilities Authority, (Revolving Fund), Prerefunded to 3/1/20, 5.00%, 3/1/22	2,000	2,258,680
St. Cloud, (CentraCare Health System), Prerefunded to 5/1/20, 5.125%, 5/1/30	935	1,065,311
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/18, 5.75%, 7/1/30	1,000	1,081,340
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,000	1,125,940
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), Prerefunded to 11/15/16, 5.25%, 5/15/36	1,500	1,502,625

		$15,473,760

General Obligations — 28.7%
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	$2,000	$2,243,840
Burnsville-Eagan-Savage Independent School District No. 191, 4.75%, 2/1/29	1,000	1,047,150
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/28	1,000	733,960
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	350	184,951
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,283,320
Cloquet Independent School District No. 94, 5.00%, 2/1/30	1,000	1,191,040
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	500	514,190
Duluth, 5.00%, 2/1/34	2,000	2,399,600
Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,181,100
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,171,900
Hennepin County, 5.00%, 12/1/41	2,000	2,431,220
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,626,390
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,432,787
Jordan Independent School District No. 717, 5.00%, 2/1/35	1,000	1,183,730
Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,197,650
Minnesota, 5.00%, 8/1/32	2,000	2,454,160
Minnesota, Prerefunded to 6/1/18, 5.00%, 6/1/21	1,155	1,230,502
Minnesota, Prerefunded to 8/1/19, 5.00%, 8/1/22	1,000	1,109,130
Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	35,317
Ramsey County, 4.00%, 2/1/24	500	557,680
Rosemount-Apple Valley-Eagan Independent School District No. 196, 4.00%, 2/1/28	2,000	2,319,100
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/32	1,350	860,760
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/37	1,500	753,810
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/38	1,000	482,110
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/39	500	230,585
Shakopee Independent School District No. 720, 5.00%, 2/1/21	1,000	1,154,940
Spring Lake Park Independent School District No. 16, 4.00%, 2/1/29	1,075	1,224,210
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,110,020
Waconia Independent School District No. 110, 5.00%, 2/1/37	1,250	1,465,337
Waseca Independent School District No. 829, 4.00%, 2/1/26	1,245	1,477,877
Waseca Independent School District No. 829, 4.00%, 2/1/27	1,315	1,540,181
Washington County, 3.50%, 2/1/28	1,000	1,011,770
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	782,655

		$42,622,972

Hospital — 9.6%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	$1,000	$1,128,330
Minneapolis, (Fairview Health Services), 5.00%, 11/15/44	2,000	2,298,380
Rochester, (Mayo Clinic), 5.00%, 11/15/33	1,000	1,302,840
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,112,870
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,706,745
St. Cloud, (CentraCare Health System), 5.00%, 5/1/46	2,650	3,091,251
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	65	72,452
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	1,000	1,119,030

2

Security	Principal Amount (000’s omitted)	Value
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	$1,000	$1,186,400
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/32	995	1,170,329

		$14,188,627

Housing — 2.4%
Minnesota Housing Finance Agency, 3.10%, 7/1/35	$480	$472,618
Minnesota Housing Finance Agency, 3.15%, 1/1/37	1,155	1,139,661
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	345	348,778
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,650	1,654,636

		$3,615,693

Insured – Electric Utilities — 8.3%
Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,044,830
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,262,631
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	333,704
Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	705	707,256
Rochester, Electric Utility Revenue, (NPFG), Prerefunded to 12/1/16, 4.50%, 12/1/26	1,295	1,299,118
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	7,646,850

		$12,294,389

Insured – Escrowed/Prerefunded — 1.0%
St. Cloud, (CentraCare Health System), (AGC), Prerefunded to 5/1/19, 5.50%, 5/1/39	$500	$555,880
Western Minnesota Municipal Power Agency, (AGM), Prerefunded to 1/1/17, 5.00%, 1/1/36	1,000	1,007,160

		$1,563,040

Insured – General Obligations — 2.0%
Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$700	$735,175
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	1,260,074
St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,000	1,010,320

		$3,005,569

Insured – Hospital — 2.0%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$829,950
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37	2,000	2,073,060

		$2,903,010

Insured – Special Tax Revenue — 1.4%
St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,000	$2,069,860

		$2,069,860

Insured – Transportation — 0.5%
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	$775	$779,789

		$779,789

Lease Revenue/Certificates of Participation — 2.6%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,155,470
Minneapolis Special School District No. 1, 5.00%, 2/1/20	505	567,236
Minnesota, 5.00%, 6/1/29	1,335	1,592,081
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	607,079

		$3,921,866

Other Revenue — 1.3%
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	$400	$481,308
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	356,547
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/29	160	175,042
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/30	250	272,860
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/31	100	108,273
Minnesota, (Public Safety Radio Communications System), Prerefunded to 6/1/19, 5.00%, 6/1/22	485	534,741

		$1,928,771

3

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 2.3%
North Oaks, (Waverly Gardens), 4.00%, 10/1/25	$1,600	$1,683,344
North Oaks, (Waverly Gardens), 4.00%, 10/1/26	1,680	1,752,694

		$3,436,038

Special Tax Revenue — 2.8%
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	$2,000	$2,085,640
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,000	2,086,800

		$4,172,440

Transportation — 2.4%
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2010A, 5.00%, 1/1/35	$1,000	$1,109,140
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2014A, 5.00%, 1/1/35	1,000	1,158,090
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2016A, 5.00%, 1/1/30	1,000	1,233,290

		$3,500,520

Total Tax-Exempt Investments — 98.7% (identified cost $138,512,078)		$146,639,270

Other Assets, Less Liabilities — 1.3%		$1,873,709

Net Assets — 100.0%		$148,512,979

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2016, 15.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 9.2% of total investments.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	31	Short	Dec-16	$(5,300,601)	$(5,044,281)	$256,320

						$256,320

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At October 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $256,320.

4

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$138,288,210

Gross unrealized appreciation	$8,683,858
Gross unrealized depreciation	(332,798)

Net unrealized appreciation	$8,351,060

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$146,639,270	$—	$146,639,270
Total Investments	$—	$146,639,270	$—	$146,639,270
Futures Contracts	$256,320	$—	$—	$256,320
Total	$256,320	$146,639,270	$—	$146,895,590

The Fund held no investments or other financial instruments as of July 31, 2016 whose fair value was determined using Level 3 inputs. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

New Jersey Municipal Income Fund

October 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 96.2%

Security	Principal Amount (000’s omitted)	Value
Education — 8.6%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$2,076,434
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	2,700	3,395,304
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,645,714
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	899,835
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	2,565	2,984,814
New Jersey Institute of Technology, 5.00%, 7/1/32	1,410	1,635,515

		$14,637,616

Escrowed/Prerefunded — 2.3%
New Jersey Economic Development Authority, (Seabrook Village), Prerefunded to 11/15/16, 5.25%, 11/15/36	$435	$435,748
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.50%, 7/1/29	1,135	1,266,978
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,135	1,274,423
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	915	991,467

		$3,968,616

General Obligations — 4.2%
Bergen County Improvement Authority, 5.00%, 2/15/26	$1,000	$1,235,350
Glen Rock Board of Education, 5.00%, 9/1/29	1,250	1,537,500
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/23	1,000	1,131,770
Morris County Improvement Authority, (Lincoln Park), 4.00%, 3/15/24	575	671,192
Morris County Improvement Authority, (Lincoln Park), 4.00%, 3/15/26	465	551,178
Morris County Improvement Authority, (Lincoln Park), 4.00%, 3/15/27	700	819,616
Ocean County, 5.00%, 8/1/27	900	1,125,495

		$7,072,101

Hospital — 10.1%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$1,100	$1,271,798
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 4.00%, 7/1/41	1,500	1,572,810
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	186,058
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/41	825	860,962
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	1,415	1,678,968
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	365	423,688
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	1,000	1,160,160
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,335,654
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31(1)	3,000	3,537,210

1

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/28(1)	$1,000	$1,153,920
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29(1)	500	573,040
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,318,690

		$17,072,958

Housing — 0.7%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	$1,105	$1,112,503

		$1,112,503

Industrial Development Revenue — 4.6%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$2,114,325
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	255	292,773
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	430	494,027
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,864,160

		$7,765,285

Insured-Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$4,317,600

		$4,317,600

Insured-Escrowed/Prerefunded — 1.4%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$1,290	$1,414,640
South Jersey Port Corp., (Marine Terminal), (AGC), Prerefunded to 1/1/19, 5.75%, 1/1/34	900	992,106

		$2,406,746

Insured-Gas Utilities — 2.1%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,485	$3,497,372

		$3,497,372

Insured-General Obligations — 9.1%
Bayonne, (AGM), 5.00%, 8/1/25	$615	$749,267
Bayonne, (AGM), 5.00%, 8/1/26	865	1,046,460
Egg Harbor Township, (BAM), 5.00%, 2/1/24	1,110	1,365,688
Egg Harbor Township, (BAM), 5.00%, 2/1/25	1,105	1,335,172
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	2,785	3,011,114
Irvington Township, (AGM), 0.00%, 7/15/22	2,500	2,189,100
Irvington Township, (AGM), 0.00%, 7/15/23	5,075	4,297,002
Lakewood Township, (BAM), 4.00%, 11/1/26	250	291,005
Lakewood Township, (BAM), 4.00%, 11/1/27	120	139,367
Paterson, (BAM), 5.00%, 1/15/26	390	445,653
Trenton, (BAM), 5.00%, 12/1/26	500	602,575

		$15,472,403

Insured-Hospital — 2.3%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$3,946,824

		$3,946,824

Insured-Industrial Development Revenue — 3.5%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$5,930,535

		$5,930,535

Insured-Lease Revenue/Certificates of Participation — 0.4%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$660	$711,249

		$711,249

2

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 11.6%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$7,430	$6,169,797
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,441,780
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	11,045	8,207,871
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	3,590	2,561,501
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	334,851

		$19,715,800

Insured-Student Loan — 1.9%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$3,050	$3,225,680

		$3,225,680

Insured-Transportation — 1.9%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,300,969
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	850	941,400

		$3,242,369

Lease Revenue/Certificates of Participation — 4.3%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,705	$1,829,090
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	795	881,735
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 9/1/19, 5.00%, 9/1/34	1,000	1,110,510
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	3,190	3,375,275

		$7,196,610

Other Revenue — 1.5%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$2,250	$2,595,870

		$2,595,870

Senior Living/Life Care — 4.6%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,392,344
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,301,984
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,250	1,391,963
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,450	2,656,853

		$7,743,144

Special Tax Revenue — 0.5%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$304,518
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	531,090

		$835,608

Student Loan — 3.6%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.792%, 6/1/36(2)	$4,140	$4,082,992
New Jersey Higher Education Student Assistance Authority, (AMT), 3.25%, 12/1/29	2,000	1,945,980

		$6,028,972

3

Security	Principal Amount (000’s omitted)	Value
Transportation — 12.2%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	$2,000	$2,388,380
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	313,401
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/29(1)	2,000	2,083,040
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,500	2,711,675
New Jersey Turnpike Authority, Series 2012B, 5.00%, 1/1/30	2,760	3,224,094
New Jersey Turnpike Authority, Series 2013A, 5.00%, 1/1/30	1,215	1,410,737
Port Authority of New York and New Jersey, 5.00%, 10/15/41	1,250	1,479,525
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	5,000	5,887,600
South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,140,550

		$20,639,002

Water and Sewer — 2.2%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$3,735	$3,746,653

		$3,746,653

Total Tax-Exempt Municipal Securities — 96.2% (identified cost $149,001,001)		$162,881,516

Taxable Municipal Securities — 2.8%

Security	Principal Amount (000’s omitted)	Value
Transportation — 2.8%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(3)	$4,250	$4,726,935

Total Taxable Municipal Securities — 2.8% (identified cost $4,658,297)		$4,726,935

Total Investments — 99.0% (identified cost $153,659,298)		$167,608,451

Other Assets, Less Liabilities — 1.0%		$1,698,480

Net Assets — 100.0%		$169,306,931

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2016, 37.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.5% to 10.0% of total investments.

(1)	When-issued security.

(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2016.

(3)	Build America Bonds. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

4

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund did not have any open financial instruments at October 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$153,405,972

Gross unrealized appreciation	$14,430,407
Gross unrealized depreciation	(227,928)

Net unrealized appreciation	$14,202,479

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$162,881,516	$—	$162,881,516
Taxable Municipal Securities	—	4,726,935	—	4,726,935
Total Investments	$—	$167,608,451	$—	$167,608,451

The Fund held no investments or other financial instruments as of July 31, 2016 whose fair value was determined using Level 3 inputs. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Pennsylvania Municipal Income Fund

October 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 100.3%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.3%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$1,323	$593,428

		$593,428

Education — 16.5%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/28	$1,250	$1,522,837
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,090,050
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/30	775	935,750
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/31	1,145	1,375,008
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,139,090
Delaware County Authority, (Villanova University), 4.00%, 8/1/45	2,430	2,600,246
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	3,214,530
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/24	1,055	1,242,442
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 5.00%, 12/1/26	255	313,915
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36	4,000	4,273,880
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (LOC: TD Bank, N.A.), 0.48%, 5/1/30(2)	1,200	1,200,000
Pennsylvania State University, 5.00%, 9/1/33	1,585	1,916,202
Philadelphia Authority for Industrial Development, (Temple University), 5.00%, 4/1/30	2,500	2,955,025
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	3,050,373
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,350,340
University of Pittsburgh, 5.25%, 9/15/29	1,500	1,672,740
University of Pittsburgh, 5.25%, 9/15/30	2,500	2,788,350
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,300	2,564,960
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,799,000

		$39,004,738

Escrowed/Prerefunded — 5.7%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/18, 5.00%, 3/1/33	$1,150	$1,213,526
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/27	790	874,877
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/28	325	359,918
Dauphin County General Authority, (Pinnacle Health System), Prerefunded to 6/1/19, 6.00%, 6/1/29	2,015	2,271,832
Montgomery County, Prerefunded to 6/1/19, 4.375%, 12/1/31	1,840	1,999,933
Montgomery County, Prerefunded to 6/1/19, 4.375%, 12/1/31	160	173,907
Northampton County General Purpose Authority, (Lehigh University), Prerefunded to 5/15/19, 5.00%, 11/15/39	1,500	1,652,145
Pennsylvania Turnpike Commission, Prerefunded to 6/1/18, 5.25%, 6/1/36	4,500	4,813,290

		$13,359,428

1

Security	Principal Amount (000’s omitted)	Value
General Obligations — 4.4%
Boyertown Area School District, 5.00%, 10/1/38	$1,000	$1,147,840
Chartiers Valley School District, 5.00%, 10/15/35	1,000	1,167,070
Chester County, 5.00%, 7/15/27	210	231,794
Chester County, 5.00%, 7/15/28	85	93,773
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	4,500	5,788,755
Hatboro-Horsham School District, 5.00%, 9/15/27	1,100	1,320,143
Owen J. Roberts School District, 5.00%, 5/15/28	535	640,716

		$10,390,091

Hospital — 12.4%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,321,270
Centre County Hospital Authority, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	604,086
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	2,940	3,228,238
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	2,205	2,473,062
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,118,530
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,245	1,409,203
Lancaster County Hospital Authority, (Lancaster General Hospital), Prerefunded to 3/15/17, 5.00%, 3/15/22	1,000	1,015,890
Lancaster County Hospital Authority, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	762,547
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,830,329
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	2,000	2,127,780
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,611,010
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	2,000	2,014,720
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,807,346
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	217,552
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	1,500	1,735,650

		$29,277,213

Housing — 0.4%
Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$836,407

		$836,407

Industrial Development Revenue — 1.0%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,334,700
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,109,870

		$2,444,570

Insured-Electric Utilities — 0.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,618,414
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	371,998

		$1,990,412

Insured-Escrowed/Prerefunded — 21.8%
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	$2,045	$2,147,700
Bethlehem Area School District, (AGM), Prerefunded to 1/15/20, 5.25%, 1/15/25	1,885	2,134,744
Bethlehem Area School District, (AGM), Prerefunded to 1/15/20, 5.25%, 1/15/26	940	1,064,540

2

Security	Principal Amount (000’s omitted)	Value
Centennial School District, (AGM), Prerefunded to 12/15/18, 5.25%, 12/15/37	$3,000	$3,276,780
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	2,500	2,427,850
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,511,075
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,469,154
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,339,314
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), Prerefunded to 7/1/18, 5.00%, 7/1/35	6,930	7,472,619
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), Prerefunded to 4/1/18, 5.50%, 10/1/37	3,000	3,197,100
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,962,186
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/32	2,765	2,991,011
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 4.75%, 11/15/33	2,000	2,188,220
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	1,335	1,468,994
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	335	368,889
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	330	363,122
Washington County Hospital Authority, (Washington Hospital), (AMBAC), Escrowed to Maturity, 5.50%, 7/1/17	1,310	1,351,605
Westmoreland County Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,505,161
Westmoreland County Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	5,143,230

		$51,383,294

Insured-General Obligations — 10.9%
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	$105	$110,273
Bethlehem Area School District, (BAM), 5.00%, 8/1/32	1,500	1,753,200
Cambria County, (BAM), 5.00%, 8/1/30	3,320	3,894,759
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,980,299
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,933,470
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,878,981
Harrisburg, (AMBAC), 0.00%, 3/15/17	2,180	2,151,093
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,697,760
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	898,750
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	812,060
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	1,054,104
Luzerne County, (AGM), 5.00%, 11/15/29	1,000	1,145,060
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	67,916
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	855,811
Montour School District, (AGM), 5.00%, 4/1/32	1,000	1,173,370
Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,293,063

		$25,699,969

Insured-Hospital — 1.1%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,560,240

		$2,560,240

Insured-Lease Revenue/Certificates of Participation — 5.5%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,083,820
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(3)	6,250	7,777,312
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	4,044,203

		$12,905,335

Insured-Special Tax Revenue — 1.1%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,236,460
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	302,381

		$2,538,841

3

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 3.2%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$5,885,412
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,785,555

		$7,670,967

Insured-Water and Sewer — 2.5%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,186,240
Westmoreland County Municipal Authority, (BAM), 5.00%, 8/15/38	2,330	2,677,869
Westmoreland County Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	2,131,654

		$5,995,763

Other Revenue — 1.8%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/28	$1,875	$2,142,619
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/29	1,775	2,025,825

		$4,168,444

Senior Living/Life Care — 0.1%
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	$300	$337,119

		$337,119

Special Tax Revenue — 1.6%
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.00%, 12/1/31	$1,000	$1,211,650
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.00%, 12/1/32	1,000	1,205,740
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	7,500	804,150
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	525	379,118
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	240	173,307

		$3,773,965

Transportation — 4.9%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$775	$859,328
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	415	459,749
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,134,460
Pennsylvania Turnpike Commission, 5.45%, 12/1/35	4,220	4,816,750
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,000	2,474,260
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	905,587

		$11,650,134

Water and Sewer — 4.3%
Chester Water Authority, 5.00%, 12/1/35	$795	$937,718
Delaware County Regional Water Quality Control Authority, 5.00%, 5/1/33	1,750	2,006,445
Harrisburg Water Authority, 5.25%, 7/15/31	1,750	1,810,620
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,409,313
Philadelphia, Water and Wastewater Revenue, Prerefunded to 1/1/19, 5.25%, 1/1/32	1,235	1,330,861
Westmoreland County Municipal Authority, 5.00%, 8/15/32	2,345	2,707,302

		$10,202,259

Total Tax-Exempt Municipal Securities — 100.3% (identified cost $216,435,677)		$236,782,617

4

Taxable Municipal Securities — 0.0%(4)

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(4)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$94	$42,015

Total Taxable Municipal Securities — 0.0%(4) (identified cost $93,702)		$42,015

Total Investments — 100.3% (identified cost $216,529,379)		$236,824,632

Other Assets, Less Liabilities — (0.3)%		$(680,767)

Net Assets — 100.0%		$236,143,865

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2016, 46.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 17.0% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Variable rate demand obligation that may be tendered at par on the same or next business day for payment. The stated interest rate, which resets daily, represents the rate in effect at October 31, 2016.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Amount is less than 0.05%.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Dec-16	$(2,564,807)	$(2,440,781)	$124,026

						$124,026

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guaranty Corp.

5

At October 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $124,026.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$210,756,589

Gross unrealized appreciation	$23,387,174
Gross unrealized depreciation	(2,319,131)

Net unrealized appreciation	$21,068,043

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$236,782,617	$—	$236,782,617
Taxable Municipal Securities	—	42,015	—	42,015
Total Investments	$—	$236,824,632	$—	$236,824,632
Futures Contracts	$124,026	$—	$—	$124,026
Total	$124,026	$236,824,632	$—	$236,948,658

The Fund held no investments or other financial instruments as of July 31, 2016 whose fair value was determined using Level 3 inputs. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Municipal Opportunities Fund

October 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 94.9%

Security	Principal Amount (000’s omitted)	Value
Education — 4.7%
Boise State University, ID, 5.00%, 4/1/30	$600	$730,770
Boise State University, ID, 5.00%, 4/1/31	600	727,530
Boise State University, ID, 5.00%, 4/1/32	615	741,561
Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	732,672
California Educational Facilities Authority, (University of Redlands), 5.00%, 10/1/26	1,065	1,274,145
California Infrastructure and Economic Development Bank, (The Colburn School), 1.63%, 6/1/20 (Put Date), 8/1/37(1)	3,000	3,019,560
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/21	550	644,727
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	720,732
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/29	465	538,735
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/31	500	571,715
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/32	1,695	1,927,249
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/28	2,500	3,185,475
Monroe County Industrial Development Corp., NY, (St. John Fisher College), 5.00%, 6/1/21	1,000	1,135,440
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,979,183
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/26	2,000	2,602,060
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/26	550	695,755
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/27	1,000	1,253,500
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/28	400	497,436
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/29	1,300	1,603,290
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/22	510	607,252
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/23	275	334,012
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/24	300	369,693
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/25	350	435,684
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/25	500	606,720
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	545	655,095
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,194,500
Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	590,345
Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	586,360
University of Arkansas, 5.00%, 11/1/24	475	591,370
University of Arkansas, 5.00%, 11/1/25	500	630,960
University of Idaho, 5.00%, 4/1/24	500	614,905
West Virginia University, 1.16%, 10/1/19 (Put Date), 10/1/41(1)	3,500	3,494,540

		$36,292,971

Electric Utilities — 2.5%
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	$250	$254,850
Eugene, OR, Electric Utility System Revenue, 5.00%, 8/1/30	1,250	1,549,387
Imperial Irrigation District, CA, Electric System Revenue, 5.00%, 11/1/20	450	519,192
Imperial Irrigation District, CA, Electric System Revenue, 5.00%, 11/1/22	400	486,228
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	1,800	1,808,982
Monroe County Development Authority, GA, (Georgia Power Co.), 2.00% to 6/13/19 (Put Date), 7/1/25	2,000	2,031,860
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,778,070
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,515,405
Nebraska Public Power District, 5.00%, 1/1/24	750	915,750
Omaha Public Power District, NE, 5.00%, 2/1/25	550	682,918
Omaha Public Power District, NE, 5.00%, 2/1/26	1,000	1,252,390

Security	Principal Amount (000’s omitted)	Value
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	$2,525	$3,061,285
Salem County Pollution Control Financing Authority, NJ, (Exelon Generation Co., LLC), (AMT), 2.50% to 3/1/19 (Put Date), 3/1/25	1,000	1,006,770
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/26	1,165	1,432,542
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/27	1,000	1,219,450
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	150	165,005

		$19,680,084

Escrowed/Prerefunded — 0.3%
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 5.00%, 7/1/25	$2,000	$2,211,920
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	65	70,316

		$2,282,236

General Obligations — 22.7%
Alvin Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	$2,100	$2,575,377
Ann Arbor Public Schools, MI, 5.00%, 5/1/23	865	1,042,732
Ann Arbor Public Schools, MI, 5.00%, 5/1/27	1,000	1,211,700
Burlington, VT, 5.00%, 11/1/21	600	696,918
Burlington, VT, 5.00%, 11/1/22	500	590,350
Burlington, VT, 5.00%, 11/1/23	500	599,930
Burlington, VT, 5.00%, 11/1/24	400	485,884
Burlington, VT, 5.00%, 11/1/25	500	612,215
Burlington, VT, 5.00%, 11/1/26	250	309,488
Burlington, VT, 5.00%, 11/1/27	225	278,350
Burlington, VT, 5.00%, 11/1/28	185	226,581
Burlington, VT, 5.00%, 11/1/29	195	237,286
California, 5.00%, 10/1/23	1,000	1,228,750
California, 5.00%, 3/1/27	5,000	6,140,400
Chelsea School District, MI, 4.00%, 5/1/24	765	897,429
Chelsea School District, MI, 4.00%, 5/1/25	765	903,289
Chicago Park District, IL, 5.00%, 1/1/24	500	585,110
Clackamas Community College District, OR, 0.00%, 6/15/21	385	359,952
Connecticut, 1.18%, 3/1/19(1)	2,000	2,000,000
Connecticut, 1.38%, 3/1/21(1)	2,000	2,006,720
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	5,000	6,248,650
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	5,000	4,326,750
Durand Area Schools, MI, 5.00%, 5/1/22	840	992,065
Durand Area Schools, MI, 5.00%, 5/1/23	960	1,153,306
East Side Union High School District, CA, 5.00%, 8/1/30	3,120	3,851,890
East Side Union High School District, CA, 5.00%, 8/1/31	1,665	2,045,785
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/22	875	1,001,569
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/23	960	1,112,602
Gallatin County, MT, 3.00%, 7/1/29	250	261,330
Gallatin County School District No. 7, (Bozeman), MT, 5.00%, 12/1/23	50	61,891
Harper Creek Community Schools, MI, 4.00%, 5/1/25	1,070	1,251,130
Harper Creek Community Schools, MI, 4.00%, 5/1/26	1,045	1,228,335
Harper Creek Community Schools, MI, 4.00%, 5/1/27	2,015	2,348,241
Haslett Public Schools, MI, 4.00%, 5/1/25	1,780	2,081,318
Haslett Public Schools, MI, 4.00%, 5/1/26	1,325	1,557,458
Illinois, 5.00%, 2/1/26(2)	5,000	5,526,800
Illinois, 5.00%, 6/1/26	10,000	11,063,400
Illinois, 5.00%, 2/1/27(2)	10,000	11,049,500
Illinois, 5.00%, 2/1/28(2)	5,000	5,483,450
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/23	1,150	1,404,886
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/24	1,450	1,797,492
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/26	900	1,063,593
Laredo Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	1,425	1,310,216
Madison, AL, 4.00%, 12/1/23	1,365	1,566,542
Madison, AL, 4.00%, 12/1/25	1,000	1,158,070
Madison, AL, 4.00%, 12/1/30	1,825	2,014,380

Security	Principal Amount (000’s omitted)	Value
Manchester Community Schools, MI, 5.00%, 5/1/24	$1,300	$1,608,477
Manchester Community Schools, MI, 5.00%, 5/1/25	750	941,992
Mansfield Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	1,665	2,033,764
Massachusetts, (LOC: JPMorgan Chase Bank, N.A.), 0.58%, 9/1/17(3)(5)	10,000	10,000,000
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	750	914,175
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	1,000	1,209,990
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	500	599,285
Mobile County, AL, 5.00%, 6/1/23	860	1,043,257
Mobile County, AL, 5.00%, 6/1/24	300	369,576
Morris County Improvement Authority, NJ, 4.00%, 5/1/20	2,000	2,196,680
New York, NY, 1.21%, 4/1/19 (Put Date), 8/1/27(1)	4,000	3,998,680
New York, NY, 5.00%, 8/1/25	1,000	1,222,850
New York, NY, 5.00%, 8/1/28	5,000	6,233,100
New York, NY, 5.00%, 8/1/29	450	539,892
Omaha Public Facilities Corp., NE, (Omaha Baseball Stadium), 4.00%, 6/1/29	3,295	3,726,843
Ottawa County, MI, 5.00%, 11/1/22	500	605,855
Ottawa County, MI, 5.00%, 11/1/24	250	313,192
Ottawa County, MI, 5.00%, 11/1/25	300	380,382
Phoenix, AZ, 4.00%, 7/1/26	2,500	2,962,850
Roseville Community Schools, MI, 5.00%, 5/1/23	1,405	1,687,911
Round Rock Independent School District, TX, (PSF Guaranteed), 1.50% to 8/1/21 (Put Date), 8/1/40	3,000	2,983,110
San Diego Unified School District, CA, 4.00%, 7/1/33	5,000	5,590,250
Saugatuck Public Schools, MI, 4.00%, 5/1/25	1,085	1,273,334
Saugatuck Public Schools, MI, 4.00%, 5/1/26	1,000	1,180,190
Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,265,800
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/23	1,510	1,850,309
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/24	2,000	2,492,740
St. Joseph Public Schools, MI, 5.00%, 5/1/28	1,880	2,253,312
St. Joseph Public Schools, MI, 5.00%, 5/1/29	1,650	1,961,817
Texas, (Texas Transportation Commission), 5.00%, 10/1/24	1,000	1,251,220
Texas, (Texas Transportation Commission), 5.00%, 4/1/27	5,000	6,298,750
Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	487,864
Upper Merion Area School District, PA, 5.00%, 1/15/29	500	601,590
Upper Merion Area School District, PA, 5.00%, 1/15/30	300	357,279
Upper Merion Area School District, PA, 5.00%, 1/15/32	500	589,760
Upper Merion Area School District, PA, 5.00%, 1/15/34	650	760,916
Upper Merion Area School District, PA, 5.00%, 1/15/36	620	722,319
Upper Merion Area School District, PA, 5.00%, 1/15/38	550	637,263
Walled Lake Consolidated School District, MI, 4.00%, 5/1/23	1,510	1,729,901
Walled Lake Consolidated School District, MI, 4.00%, 5/1/24	740	856,187
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/29	685	697,501
Will County Community High School District No. 210, IL, 4.00%, 1/1/17	250	250,375
Will County Community High School District No. 210, IL, 4.00%, 1/1/18	1,210	1,219,365

		$175,849,013

Hospital — 21.7%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$1,500	$1,682,460
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/17	200	206,332
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/18	600	638,778
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/19	620	678,181
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/21	1,140	1,297,252
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/23	930	1,081,199
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/25	1,125	1,329,199
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/20	780	872,906
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/20	240	268,586
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/22	1,000	1,154,150
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/22	265	305,850

Security	Principal Amount (000’s omitted)	Value
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/24	$1,350	$1,583,617
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/24	290	340,185
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/26	1,000	1,186,190
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/26	320	379,581
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/29	1,500	1,773,600
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/31	2,765	3,238,285
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/28(2)	1,740	1,957,222
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32(2)	2,110	2,301,482
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	118,643
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/25	200	236,578
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	360	417,434
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	345,189
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	125,908
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	170,796
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	279,948
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), 5.00%, 11/1/26	425	520,523
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/41	700	830,697
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500	1,712,520
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 1.309%, 7/1/20 (Put Date), 7/1/49(1)	13,665	13,620,179
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36(2)	1,910	1,932,060
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	225	239,866
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/21	330	365,033
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/22	150	165,737
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/23	200	221,530
Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	540,840
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 2.45%, 2/1/17 (Put Date), 8/1/38(1)	2,000	2,003,700
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,214,640
Gregg County Health Facilities Development Corp., TX, (Good Shepherd Health System Obligated Group), 4.273%, 3/1/17 (Put Date), 10/1/29(1)(3)	2,400	2,403,792
Halifax Hospital Medical Center, FL, 5.00%, 6/1/27	2,890	3,520,396
Halifax Hospital Medical Center, FL, 5.00%, 6/1/29	1,830	2,185,715
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	5,300	5,018,040
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/27	8,000	9,281,200
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	1,000	1,171,460
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,946,318
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.125%, 6/1/26	475	532,922
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.25%, 6/1/27	415	464,634
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.375%, 6/1/28	455	508,872
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/24	475	544,720
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/25	550	633,435
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/28	795	966,378
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/31	600	711,336
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	3,000	3,191,670

Security	Principal Amount (000’s omitted)	Value
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/24	$1,000	$1,190,570
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/28	1,830	2,104,866
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/23	1,000	1,191,170
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/24	1,775	2,132,165
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/28	1,300	1,514,890
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/29	500	607,765
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	142,501
Massachusetts Development Finance Agency, (South Shore Hospital), 4.00%, 7/1/36	955	1,003,848
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/25	500	610,360
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	1,100	1,346,477
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/22	3,335	3,834,783
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/26	1,150	1,386,198
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/27	1,150	1,376,941
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	309,519
Michigan Finance Authority, (McLaren Health Care), 1.114%, 10/15/20 (Put Date), 10/15/38(1)	5,000	4,978,450
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,614,662
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,211,810
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,150,070
New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	714,209
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	500	580,455
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	2,600	3,132,740
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/23	2,940	3,532,616
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,216,200
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	2,420	3,008,326
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	2,000	2,469,540
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	1,305	1,590,482
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	1,560	1,810,832
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27(2)	1,000	1,164,930
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29(2)	500	573,040
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	590,350
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	440	525,470
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	730,626
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/22(3)	700	794,416
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(3)	300	338,082
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(3)	500	561,485
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/28(3)	600	673,782

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(3)	$450	$503,555
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(3)	1,000	1,119,010
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/31(3)	1,100	1,230,911
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(3)	1,100	1,230,911
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(3)	1,100	1,230,911
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(3)	1,200	1,338,072
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(3)	1,000	1,115,060
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	225	259,976
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	1,038,785
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	500	576,270
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	595,285
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/31(2)	5,000	5,768,150
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/25	500	592,735
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,349,480
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/25	1,280	1,530,982
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/26	1,410	1,652,492
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,789,940
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/16	350	350,984
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,240,990
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 4.00%, 12/1/35	1,000	1,032,650
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/22	475	559,830
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	400	478,076
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	500	604,960
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/25	500	610,730
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/26	500	606,050
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/27	500	602,390
Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26	1,000	1,191,620
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/41	1,000	1,057,510
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,242,540
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	282,580

		$167,915,825

Housing — 0.3%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	$500	$558,830
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	1,034,879
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/23	400	455,648
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/25	475	546,896

		$2,596,253

Industrial Development Revenue — 2.7%
Lehigh County Industrial Development Authority, PA, (PPL Electric Utilities Corp.), 0.90% to 8/15/17 (Put Date), 2/15/27	$1,000	$1,000,000
Lehigh County Industrial Development Authority, PA, (PPL Electric Utilities Corp.), 0.90% to 9/1/17 (Put Date), 9/1/29	1,000	999,770

Security	Principal Amount (000’s omitted)	Value
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	$940	$893,197
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	215	247,014
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(3)	2,000	1,942,420
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 5.00% to 9/1/20 (Put Date), 12/1/37	6,190	6,352,302
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,154,950
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 4/1/33	5,000	5,017,400
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,000	1,078,880
Whiting, IN, (BP Products North America, Inc.), (AMT), 1.38%, 12/2/19 (Put Date), 12/1/44(1)	2,000	1,978,100

		$20,664,033

Insured-Electric Utilities — 1.3%
Brownsville, TX, Utilities System Revenue, (AGM), 5.00%, 9/1/26	$1,745	$2,179,522
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	1,500	1,791,525
Puerto Rico Electric Power Authority, (AGC), 5.00%, 7/1/26	280	283,713
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	3,500	3,874,745
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	135	145,503
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	685	746,677
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	530	579,354
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	125	137,154

		$9,738,193

Insured-Escrowed/Prerefunded — 0.1%
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/23	$240	$296,402
Michigan Finance Authority, (Detroit), (AGC), Prerefunded to 4/1/18, 5.00%, 4/1/20	211	223,646

		$520,048

Insured-General Obligations — 3.4%
Allegheny Valley School District, PA, (BAM), 5.00%, 11/1/22	$350	$417,046
Bayonne, NJ, (AGM), 5.00%, 8/1/23	300	356,799
Bayonne, NJ, (AGM), 5.00%, 8/1/24	300	361,617
Bayonne, NJ, (AGM), 5.00%, 8/1/25	885	1,078,213
Bayonne, NJ, (AGM), 5.00%, 8/1/26	915	1,106,949
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/23	675	773,300
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/24	685	792,552
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/25	685	797,634
Bolingbrook, IL, (AGM), 5.00%, 1/1/24	1,000	1,190,520
Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,204,910
Cambria County, PA, (BAM), 5.00%, 8/1/23	1,260	1,475,120
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	4,300	3,454,964
Detroit, MI, (AGC), Prerefunded to 4/1/18, 5.00%, 4/1/20	39	40,089
Detroit, MI, (AMBAC), 4.00%, 4/1/18	129	128,942
Detroit, MI, (AMBAC), 4.00%, 4/1/20	43	42,977
Detroit, MI, (AMBAC), 5.00%, 4/1/17	165	165,224
Detroit, MI, (AMBAC), 5.00%, 4/1/18	231	231,275
Detroit, MI, (AMBAC), 5.00%, 4/1/19	23	23,127
Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	13,214
Detroit, MI, (AMBAC), 5.00%, 4/1/22	66	66,067
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	330,281
Grand Rapids Public Schools, MI, (AGM), 4.00%, 5/1/17	500	508,170
Los Banos Unified School District, CA, (AGM), 5.00%, 8/1/26	2,060	2,546,943
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,919,605

Security	Principal Amount (000’s omitted)	Value
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/25	$890	$1,032,596
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/26	925	1,064,703
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	901,725
Puerto Rico, (AGC), 5.00%, 7/1/34	310	310,422
Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	1,134,758
Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	565	567,735
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	420,094
South Haven Public Schools, MI, (BAM), 4.00%, 5/1/27	785	918,513

		$26,376,084

Insured-Housing — 0.2%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 4.00%, 6/1/21	$400	$448,120
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	445	485,393
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	441,380

		$1,374,893

Insured-Other Revenue — 0.2%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), (AGM), 4.00%, 7/15/29	$1,000	$1,125,060
Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	120	120,134

		$1,245,194

Insured-Special Tax Revenue — 0.4%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$500	$420,750
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	1,340	1,343,162
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	180	191,299
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/26	175	187,154
Successor Agency to Dinuba Redevelopment Agency, CA, (BAM), 5.00%, 9/1/28	1,000	1,200,150

		$3,342,515

Insured-Transportation — 2.6%
Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,225	$1,487,224
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	211,255
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/24	3,560	2,801,684
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/35	3,250	3,389,425
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,190,250
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	795	940,795
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	1,550	1,566,631
Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	535	633,114
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	100	119,037
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	1,320	1,396,481
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	1,665	1,762,785
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	1,505	1,607,927
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	935	1,010,277
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	380	419,645
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	100	109,531
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	219,396
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	1,350	1,473,107

		$20,338,564

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 0.7%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$194,553
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	4,000	4,776,800
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	102,835

		$5,074,188

Lease Revenue/Certificates of Participation — 1.2%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	$1,000	$1,192,270
New Jersey Economic Development Authority, (School Facilities Construction), 2.23%, 3/1/28(1)	7,500	7,130,400
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/26(2)	500	563,060
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/27(2)	500	558,790

		$9,444,520

Other Revenue — 4.2%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/25	$3,190	$3,947,976
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/26	1,000	1,228,140
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010	1,233,048
California Infrastructure and Economic Development Bank, (Segerstrom Center for the Arts), 5.00%, 7/1/23	2,500	3,050,475
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	570	662,739
Lancaster Port Authority, OH, Gas Supply Revenue, (SPA: Royal Bank of Canada), 1.073%, 8/1/19 (Put Date), 5/1/38(1)	10,000	9,946,500
New Jersey Economic Development Authority, (School Facilities Construction), 1.53%, 2/1/17(1)	4,000	3,999,840
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,360,125
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.107%, 8/1/19 (Put Date), 11/1/39(1)	1,300	1,293,812
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	112,475
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/26	635	738,683
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/28	1,370	1,573,719
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	798,371

		$32,945,903

Senior Living/Life Care — 2.6%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/21	$500	$578,655
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	500	588,875
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/23	350	417,442
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/24	310	374,306
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/25	445	542,660
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/26	1,730	2,001,402
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/27	1,320	1,520,178
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/25	1,605	1,810,392
Lee County Industrial Development Authority, FL, (Shell Point), 5.50%, 11/15/21	150	176,225
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/19	410	439,094

Security	Principal Amount (000’s omitted)	Value
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	$1,680	$1,833,586
Washington Housing Finance Commission, (Bayview Manor Homes), 4.00%, 7/1/26(3)	1,750	1,788,692
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(3)	750	813,817
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	3,495	3,870,992
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/28	2,850	3,246,891

		$20,003,207

Special Tax Revenue — 7.1%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	$1,500	$1,850,745
Detroit Downtown Development Authority, MI, 0.00%, 7/1/20	50	42,238
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	75	61,002
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	892,533
Louisiana, Gasoline and Fuels Tax Revenue, 0.843%, 5/1/18 (Put Date), 5/1/43(1)	6,000	5,982,480
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	1,958,891
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/32	2,000	2,355,660
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/33	1,140	1,336,513
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/34	1,000	1,166,960
Massachusetts, (Rail Enhancement Program), 5.00%, 6/1/22	5,000	6,011,350
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,351,799
Nassau County Interim Finance Authority, NY, (SPA: BMO Harris Bank, N.A.), 0.55%, 11/15/19(4)	10,000	10,000,000
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/25	5,000	6,229,550
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28	2,500	3,077,050
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/25	3,000	3,742,410
Riverside County, CA, 3.00%, 6/30/17	2,500	2,539,925
South Village Community Development District, FL, 2.00%, 5/1/20	305	307,062
South Village Community Development District, FL, 2.00%, 5/1/21	100	99,446
South Village Community Development District, FL, 2.125%, 5/1/22	100	99,131
South Village Community Development District, FL, 2.375%, 5/1/23	100	99,339
South Village Community Development District, FL, 2.50%, 5/1/24	100	98,417
South Village Community Development District, FL, 2.75%, 5/1/25	100	97,807
South Village Community Development District, FL, 3.25%, 5/1/27	100	97,634
South Village Community Development District, FL, 4.35%, 5/1/26	645	643,981
Winter Garden Village at Fowler Groves Community Development District, FL, 3.75%, 5/1/31	4,000	3,963,320

		$55,105,243

Student Loan — 0.1%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	$500	$569,170

		$569,170

Transportation — 11.7%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/26	$2,000	$2,388,200
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/22	1,970	2,326,176
Central Texas Regional Mobility Authority, 5.00%, 1/1/25	350	421,719
Central Texas Regional Mobility Authority, 5.00%, 1/1/26	500	600,725
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	550	656,530
Central Texas Regional Mobility Authority, 5.00%, 1/1/28	750	887,565
Central Texas Regional Mobility Authority, 5.00%, 1/1/29	600	703,956
Central Texas Regional Mobility Authority, Series 2016, 5.00%, 1/1/40	700	795,221
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	7,255	8,717,608
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,163,780
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	3,000	3,410,790
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,873,650
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	608,755
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	290,933
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,493,663

Security	Principal Amount (000’s omitted)	Value
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	$3,105	$3,839,922
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	2,700	3,284,226
Metropolitan Transportation Authority, NY, 1.176%, 2/1/22 (Put Date), 11/1/26(1)(2)	5,000	5,000,150
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	977,119
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,224,370
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/30(2)	2,000	2,081,740
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/31(2)	3,000	3,117,240
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.83%, 12/15/21 (Put Date), 6/15/34(1)	1,750	1,682,957
New Jersey Turnpike Authority, 1.25%, 1/1/17 (Put Date), 1/1/23(1)	6,000	6,000,420
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/24	1,600	1,898,992
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/25	1,600	1,915,984
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	1,000	1,177,140
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/32	3,250	3,382,730
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	4,500	5,246,010
Pennsylvania Turnpike Commission, 1.23%, 12/1/18(1)	4,000	3,987,680
Pennsylvania Turnpike Commission, 1.51%, 12/1/20(1)	1,000	997,440
Pennsylvania Turnpike Commission, 1.78%, 12/1/19(1)	500	503,535
South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	586,825
South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	500	584,720
South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	868,680
South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,672,531
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23	500	595,040
Triborough Bridge and Tunnel Authority, NY, 1.057%, 2/1/21 (Put Date), 1/1/32(1)(2)	10,000	9,998,000

		$90,962,722

Water and Sewer — 4.2%
California Department of Water Resources, 5.00%, 12/1/31	$12,525	$15,654,998
Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	390	446,663
Coldwater Local Development Finance Authority, MI, Series B, (AMT), 5.00%, 12/1/27	505	578,371
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	125	138,140
Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	324,096
Durham, NC, Utility System Revenue, 4.00%, 8/1/32	800	901,024
Gilbert Water Resources Municipal Property Corp., AZ, 4.00%, 7/1/26	2,715	3,234,814
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,000	1,076,450
Narraganset Bay Commission, Wastewater System Revenue, (Liq: Royal Bank of Canada), 0.68%, 9/1/20(3)(5)	10,000	10,000,000

		$32,354,556

Total Tax-Exempt Municipal Securities — 94.9% (identified cost $718,976,141)		$734,675,415

Taxable Municipal Securities — 6.8%

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 0.3%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,103,020

		$2,103,020

Security	Principal Amount (000’s omitted)	Value
General Obligations — 2.0%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,319,033
Chicago, IL, 7.375%, 1/1/33	3,250	3,504,572
Chicago, IL, 7.75%, 1/1/42	5,810	6,155,404
Chicago, IL, 7.781%, 1/1/35	2,600	2,892,864

		$15,871,873

Hospital — 0.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,500	$1,663,215

		$1,663,215

Insured-General Obligations — 1.5%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$3,663	$3,643,975
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,923	7,859,898

		$11,503,873

Insured-Special Tax Revenue — 0.7%
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 1.923%, 8/1/17	$845	$849,462
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 2.869%, 8/1/20	905	931,408
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,076,906
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 2.625%, 9/1/20	325	326,862
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.00%, 9/1/21	345	350,120
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.25%, 9/1/22	350	358,603
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.50%, 9/1/23	510	526,060
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.75%, 9/1/25	500	518,655
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 4.00%, 9/1/26	500	521,800

		$5,459,876

Lease Revenue/Certificates of Participation — 1.5%
West Palm Beach, FL, (Police Pension Funding), 3.121%, 10/1/27	$1,105	$1,122,083
West Palm Beach, FL, (Police Pension Funding), 3.421%, 10/1/29	1,275	1,308,596
West Palm Beach, FL, (Police Pension Funding), 3.998%, 10/1/35	8,585	8,961,968

		$11,392,647

Transportation — 0.6%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.573%, 7/1/29	$2,000	$1,984,780
Port of Vancouver, WA, 4.01%, 12/1/46	2,500	2,461,025

		$4,445,805

Total Taxable Municipal Securities — 6.8% (identified cost $49,961,386)		$52,440,309

Corporate Bonds & Notes — 1.5%

Security	Principal Amount (000’s omitted)	Value
Education — 0.1%
Massachusetts Institute of Technology, 2.051%, 7/1/19	$1,000	$1,019,239

		$1,019,239

Security	Principal Amount (000’s omitted)	Value
Health Care — 1.4%
Care New England Health System, 5.50%, 9/1/26	$11,000	$10,566,809

		$10,566,809

Total Corporate Bonds & Notes — 1.5% (identified cost $11,715,795)		$11,586,048

Closed-End Funds — 1.0%

Security	Shares	Value
Nuveen AMT-Free Quality Municipal Income Fund	568,601	$7,818,264

Total Closed-End Funds — 1.0% (identified cost $8,033,147)		$7,818,264

Total Investments — 104.2% (identified cost $788,686,469)		$806,520,036

Other Assets, Less Liabilities — (4.2)%		$(32,186,484)

Net Assets — 100.0%		$774,333,552

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2016, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	13.6%
Illinois	14.2%
California	10.3%
Michigan	10.1%
Others, representing less than 10% individually	56.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2016, 10.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 5.4% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at October 31, 2016.

(2)	When-issued security.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2016, the aggregate value of these securities is $37,978,113 or 4.9% of the Fund’s net assets.

(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at October 31, 2016.

(5)	Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at October 31, 2016.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

Liq	-	Liquidity

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open financial instruments at October 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$788,329,815

Gross unrealized appreciation	$21,098,331
Gross unrealized depreciation	(2,908,110)

Net unrealized appreciation	$18,190,221

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$734,675,415	$—	$734,675,415
Taxable Municipal Securities	—	52,440,309	—	52,440,309
Corporate Bonds & Notes	—	11,586,048	—	11,586,048
Closed-End Funds	7,818,264	—	—	7,818,264
Total Investments	$7,818,264	$798,701,772	$—	$806,520,036

The Fund held no investments or other financial instruments as of July 31, 2016 whose fair value was determined using Level 3 inputs. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 19, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 19, 2016